Shareholder Report, Holdings (Details) - C000251456 [Member]	Jun. 30, 2025
Foot Locker, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Avis Budget Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Plug Power, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Lumentum Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Bumble, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Silicon Laboratories, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Frontdoor, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
CVR Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Advance Auto Parts, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Semtech Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%